Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income: Before Tax Amount	$ 4,741		$ 4,506		$ 4,626
Net Income: Tax Effect	(525)		(505)		(978)
Net income: Net-of-Tax Amount	4,216		4,001		3,648
Other comprehensive income (loss):
Unrealized holding losses arising during the period: Before Tax Amount	1,582		(2,325)		(33)
Unrealized holding losses arising during the period: Tax Effect	(539)		791
Unrealized holding losses arising during the period: Net-of-Tax Amount	1,043		(1,534)		(22)
Unrealized holding losses from unconsolidated subsidiary: Before Tax Amount	10		(18)
Unrealized gains (losses) from unconsolidated subsidiary: Tax Expense					11
Unrealized holding losses from unconsolidated subsidiary: Net-of-Tax Amount	10		(18)
Less reclassification adjustment for gains included in net income: Before Tax Amount	(9)	[1],[2]	2	[1],[2]	(2)	[1],[2]
Less reclassification adjustment for: gains included in net income: Tax Effect	3	[1],[2]	(1)	[1],[2]	1	[1],[2]
Less reclassification adjustment for: gains included in net income: Net-of-Tax Amount	(6)	[1],[2]	1	[1],[2]	(1)	[1],[2]
Unrecognized pension net gain (loss): Before Tax Amount	(144)	[2],[3]	821	[2],[3]	1,633	[2],[3]
Unrecognized pension net gain (loss): Tax Effect	49	[2],[3]	(279)	[2],[3]	(555)	[2],[3]
Unrecognized pension net gain (loss): Net-of-Tax Amount	(95)	[2],[3]	542	[2],[3]	1,078	[2],[3]
Unrecognized pension cost due to change in assumptions: Before Tax Amount	(2,297)	[2],[3]	962	[2],[3]	(681)	[2],[3]
Unrecognized pension cost due to change in assumptions: Tax Effect	781	[2],[3]	(327)	[2],[3]	232	[2],[3]
Unrecognized pension cost due to change in assumptions: Net-of-Tax Amount	(1,516)	[2],[3]	635	[2],[3]	(449)	[2],[3]
Amortization of pension prior service cost: Before Tax Amount			(1)	[2],[3]	56	[2],[3]
Amortization of pension prior service cost: Tax Expense or Benefit					(19)	[2],[3]
Amortization of pension prior service cost: Net-of-Tax Amount			(1)	[2],[3]	37	[2],[3]
Amortization of pension net actuarial cost: Before Tax Amount	40	[2],[3]	203	[2],[3]	296	[2],[3]
Amortization of net pension actuarial loss: Tax Expense	(14)	[2],[3]	(68)	[2],[3]	(102)	[2],[3]
Amortization of net pension actuarial cost: Net-of-Tax Amount	26	[2],[3]	135	[2],[3]	194	[2],[3]
Other comprehensive loss: Before Tax Amount	(818)		(356)		1,269
Other comprehensive loss: Tax Effect	280		116		(432)
Other comprehensive loss: Net-of-Tax Amount	(538)		(240)		837
Total comprehensive income: Before Tax Amount	3,923		4,150		5,895
Total comprehensive income: Tax Expense	(245)		(389)		(1,410)
Total comprehensive income: Net-of-Tax Amount	$ 3,678		$ 3,761		$ 4,485

[1]	Amounts are included in (loss) gain on calls of securities on the Consolidated Statements of Income as a separate element within total non-interest income.
[2]	Income tax amounts are included in the provision for income taxes on the Consolidated Statements of Income.
[3]	Amounts are included in the computation of net periodic benefit cost and are included in employee benefits expense on the Consolidated Statements of Income as a separate element within total non-interest expense.